Related party balances (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of due to related party transactions

The amount due to a related party consisted of the following:

		As of June 30,
Name	Relationship	2024	2025	2025
		GBP	GBP	US$
Mr. Michael Lau	Executive Director and Chief Technology Officer	3,291	337,547	463,155

Schedule of loan from related party transactions

The loan from a related party consisted of the following:

Name	Relationship	As of June 30, 2024	As of June 30, 2025	As of June 30, 2025
		GBP	GBP	US$
Mr. Kevin Cox	Executive Director and Chief Executive Officer	671,809	-	-

Schedule of related party transactions

The related party transaction was as follows:

			For the years ended June 30,
Name	Relationship	Nature	2023	2024	2025	2025
			GBP	GBP	GBP	US$
Mr. Kevin Cox	Executive Director and Chief Executive Officer	Interest expense on loan from a director	-	50,325	16,828	23,090